Common Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	15 Months Ended	27 Months Ended
	Oct. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jul. 31, 2011
Stockholders' Equity Note [Abstract]
Common stock, shares outstanding		176,852,072	10,356,402	176,852,072
Proceeds from Issuance of stock			$ 102.7	$ 1,800.0
Annualized dividend, common Stock, percentage	6.60%
Shares issued or available for issuance under initial public offering, price per share					$ 10.00
Dividends declared per day, in dollars per share		$ 0.001803279